Segment Information - Summary of Revenues and Long-lived Assets (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue	$ 881,862	$ 900,606	$ 900,663	$ 915,353	$ 829,620	$ 838,982	$ 845,242	$ 859,543	$ 3,598,484	$ 3,373,387	$ 2,960,896
Long-lived assets	799,194				753,279				799,194	753,279
United States
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue									1,340,893	1,257,685	1,182,056
Long-lived assets	776,102				726,021				776,102	726,021
Europe
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue									777,406	699,168	581,762
Long-lived assets	3,939				5,922				3,939	5,922
APAC
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue									715,740	657,465	497,518
Long-lived assets	11,468				13,330				11,468	13,330
All other
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue									764,445	759,069	$ 699,560
Long-lived assets	$ 7,685				$ 8,006				$ 7,685	$ 8,006